COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2018	¥ 51,630,688
2019	27,830,356
2020	9,609,139
2021	6,110,999
2022	3,012,326
Thereafter	852,333
Total	99,045,841
Rental expense	65,405,038	¥ 57,538,983	¥ 50,738,573
Purchase commitments to rental vehicles	560,047,600
Purchase commitments to rental vehicles 2017	550,509,970
Purchase commitments to rental vehicles 2018 and 2019	¥ 9,537,630